ACQUISITIONS (Assets and Liabilities Acquired) (Details) - USD ($) $ in Thousands	Jul. 01, 2016	Apr. 29, 2016
Plains Asset Purchase, East Coast Terminals [Member]
Business Acquisition [Line Items]
Prepaid expenses and other current assets		$ 4,221
Property, plant and equipment		99,342
Accrued expenses		(2,016)
Deferred tax liability		(3,174)
Fair value of net assets acquired		$ 98,373
Torrance Refinery [Member]
Business Acquisition [Line Items]
Inventories	$ 404,542
Prepaid expenses and other current assets	982
Property, plant and equipment	704,633
Deferred charges and other assets, net	68,053
Accounts payable	(2,688)
Accrued expenses	(139,453)
Deferred tax liability	(64,137)
Fair value of net assets acquired	$ 971,932